Cover	Jul. 15, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This current report on Form 8-K/A (the “Amendment”) amends the current report on Form 8-K dated July 15, 2022 filed by Standard Premium Finance Holdings, Inc. (the “Company”) with the U.S. Securities and Exchange Commission on July 19, 2022 (the “Original Form 8-K”). The Original Form 8-K reported the final voting results of the Company’s 2022 Annual Meeting of Stockholders held on July 15, 2022 (the “2022 Annual Meeting”). The sole purpose of this Amendment is to disclose the Company’s decision regarding how frequently it will conduct future stockholder advisory votes to approve the compensation of the Company’s named executive officers (“say on pay”). No other changes have been made to the Original Form 8-K
Document Period End Date	Jul. 15, 2022
Entity File Number	000-56243
Entity Registrant Name	STANDARD PREMIUM FINANCE HOLDINGS, INC.
Entity Central Index Key	0001807893
Entity Tax Identification Number	81-2624094
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	13590 SW 134th Avenue
Entity Address, Address Line Two	Suite 214
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33186
City Area Code	305
Local Phone Number	232-2752
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false